UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Gregg Kidd Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	July 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 63.94%

Accident & Health Insurance - 2.55%
1,799	Aflac, Inc.	$ 82,862

Agricultural Chemicals - 3.03%
105	Agrium, Inc.	9,175
43	CF Industries Holdings, Inc.	6,679
302	Monsanto Co.	22,191
276	Mosaic Co.	19,519
373	Potash Corp. of Saskatchewan, Inc.	21,563
304	Syngenta AG ADR *	19,337
		98,464
Air Courier Services - 2.24%
840	FedEx Corp.	72,979

Aircraft Engines & Engine Parts - 2.28%
894	United Technologies Corp.	74,059

Ball & Roller Bearings - 1.90%
1,418	Timken Co.	61,924

Biological Products (No Diagnostic Substances) - 2.01%
1,449	Life Technologies Corp. *	65,248

Computer & Office Equipment - 5.08%
2,315	Hewlett Packard Co.	81,419
460	International Business Machines Corp.	83,651
		165,070
Computer Peripheral Equipment, NEC - 1.99%
6,947	Xerox Corp.	64,816

Computer Storage Devices - 2.30%
2,864	EMC Corp. *	74,693

Construction Machinery & Equipment - 2.51%
751	Caterpillar, Inc.	74,191
194	CNH Global NV *	7,399
		81,590
Crude Petroleum & Natural Gas - 2.63%
691	Apache Corp.	85,491

Diversified Machinery - 0.24%
175	Kubota Corp. *	7,921

Electronic & Other Electrical Equipment - 2.44%
4,437	General Electric Co.	79,467

Farm Machinery & Equipment - 0.54%
222	Deere & Co.	17,429

Fats & Oils - 0.50%
307	Archer Daniels Midland Co.	9,327
100	Bunge Ltd.	6,881
		16,208
Food & Kindred Products - 4.01%
1,384	Kraft Foods, Inc.	47,582
2,587	Unilever Plc ADR	82,939
		130,521
Grain Mill Products - 2.57%
1,500	Kellogg Co.	83,670

Grocery Stores - 2.39%
1,802	Companhia Brasileira de Distribuicao	77,828

Meat Products - 0.34%
574	Brasil Foods S.A. ADR	11,084

Pharmaceutical Preparations - 4.43%
2,921	Mylan, Inc. *	66,540
1,663	Teva Pharmaceutical Industries Ltd. ADR	77,562
		144,102
Pumps & Pumping Equipment - 2.38%
1,451	ITT Corp.	77,396

Refuse Systems - 2.18%
2,255	Waste Management, Inc.	71,010

Semiconductors & Related Devices - 2.17%
3,160	Intel Corp.	70,563

Services-Computer Integrated Systems Design - 1.40%
772	Caci International, Inc. Class-A *	45,610

Services-Miscellaneous Amusement & Recreation - 2.53%
2,126	Walt Disney Co.	82,106

Services-Prepackaged Software - 4.77%
1,511	Intuit, Inc. *	70,564
3,090	Microsoft Corp.	84,666
		155,230
Telecom Services-Foreign - 2.51%
642	Seimans AG ADR	81,720

TOTAL FOR COMMON STOCKS (Cost $2,153,508) - 63.94%		$ 2,079,061

CORPORATE BONDS - 31.86%

Consumer Products-Misc. - 2.03%
60,000	Clorox Co., 5.950%, 10/15/2017	65,888

Data Processing/Mgmt. - 0.99%
30,000	Dun & Bradstreet Corp., 6.000%, 04/01/2013	32,255

Diversified Banking Inst. - 1.61%
25,000	JP Morgan Chase & Co., 5.250%, 05/01/2015	27,303
25,000	Morgan Stanley, 3.680%, 03/01/2020	24,938
		52,241
Electric-Integrated - 1.61%
45,000	Empresa National De Elec, 8.625%, 08/01/2015	54,390
50,000	Public Service Electric & Gas, 6.750%, 01/01/2016	58,621
		113,011
Finance-Commercial - 2.10%
70,000	Transamerican Fin Corp., 0.000%, 09/01/2012	68,145

Finance-Consumer Loan - 1.38%
42,000	HSBC Finance Corp., 5.600%, 02/15/2018	44,920

Finance-Credit Card - 3.74%
120,000	American Express Credit Co., 2.750%, 09/15/2015	121,634

Finance-Invest Bankers/Brokers - 1.64%
50,000	Merrill Lynch & Co., 2.750%, 02/03/2014	53,262

Home Decoration Products - 1.75%
55,000	Newell Rubbermaid, Inc., 6.750%, 03/15/2012	56,932

Industrial Equipment & Components - 3.85%
108,000	EMR, 5.375%, 10/15/2017	125,247

Retail-Restaurants - 1.32%
40,000	Yum! Brands, Inc., 4.250%, 09/15/2015	43,032

Super-Regional Banks US - 3.30%
25,000	Bank of America, 2.500%, 10/08/213	31,601
70,000	Wells Fargo & Co., 5.000%, 11/15/2014	75,803
		107,404
Telephone-Integrated - 3.65%
100,000	Verizon Communications, 6.100%, 04/15/2018	118,597

Transport-Equipment & Leasing - 1.02%
32,000	Gatx Corp., 4.750%, 10/01/2012	33,255

TOTAL FOR CORPORATE BONDS (Cost $1,023,971) - 31.86%		$ 1,035,823

SHORT TERM INVESTMENTS - 3.92%
127,332	Fidelity Institutional Money Market Portfolio 0.15% ** (Cost $127,332)	$ 127,332

TOTAL INVESTMENTS (Cost $3,304,811) - 99.71%		$ 3,242,216

OTHER ASSETS LESS LIABILITIES - 0.29%		9,328

NET ASSETS - 100.00%		$ 3,251,544

ADR- American Depository Receipt.
* Non-income producing security during the period
** Variable Rate Security, the coupon rate shown represents the yield at July 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Capital Management Balanced Fund
1. SECURITY TRANSACTIONS
At July 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,304,811 amounted to $55,212, which consisted of aggregate gross unrealized appreciation of $72,585 and aggregate gross unrealized depreciation of $127,797.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,079,061	$0	$0	$2,079,061
Corporate Bonds	$1,035,823	$0	$0	$1,035,823
Cash Equivalents	$127,332	$0	$0	$127,332
Total	$3,242,216	$0	$0	$3,242,216

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/ Gregg Kidd

 Greg Kidd

 President

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

STLD01-1429511-2